Income Tax (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Tax loss carryforwards	$ 38,967	$ 30,234
Research and development	4,027	4,010
Employee and payroll accrued expenses	740	304
Other	532	109
Total deferred tax assets	44,266	34,657
Less deferred tax liabilities (related to intangible assets)	(19,562)	(21,775)
Deferred tax assets, net	24,704	12,882
Less valuation allowance for deferred tax assets	(24,704)	(12,882)
Deferred tax assets